Valuation And Qualifying Accounts (Parenthetical) (Details) - USD ($) $ in Thousands	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Disclosure Valuation And Qualifying Accounts [Abstract]
Deferred income tax assets for state income tax NOLs	$ 68,800	$ 56,700	$ 52,700
Deferred Tax Assets, Valuation Allowance	50,969	49,743	$ 48,400
Deferred tax assets for federal NOLs	51,400	25,500
Deferred income tax assets for federal income tax NOLs, valuation allowance	$ 0	$ 200